RISK/RETURN
Investment Objective:
The Fund seeks capital appreciation with lower volatility than broad equity markets.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least  $ 25,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 17 of the Fund's Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Diversified Risk Parity Fund	A Shares	C Shares	I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a% of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a% of original purchase price)	1.00%	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Diversified Risk Parity Fund		A Shares	C Shares	I Shares
Management Fees		1.60%	1.60%	1.60%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses	[1]	0.71%	0.71%	0.71%
Acquired Fund Fees and Expenses	[1][2]	0.20%	0.20%	0.20%
Total Annual Fund Operating Expenses		2.76%	3.51%	2.51%
Fee Waiver and Reimbursement	[3]	(0.36%)	(0.36%)	(0.36%)
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement		2.40%	3.15%	2.15%
[1]	Based on estimated amounts for the current fiscal year.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[3]	The Fund's advisor has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least July 31, 2012, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) will not exceed 2.20% , 2.95% and 1.95% of the daily average net assets attributable to each of the Class A, Class C and Class I shares, respectively. Waivers and expense payments may be recouped by the advisor from the Fund, to the extent that overall expenses fall below the foregoing expense limits, within three years of when the amounts were waived or recouped. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the advisor.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example Diversified Risk Parity Fund (USD $)	1 Year	3 Years
A Shares	804	1,350
C Shares	318	1,044
I Shares	218	747

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Principal Investment Strategies:

The Fund's advisor seeks to achieve the Fund's investment objective by investing, long or short, across a broad array of

▪

traditional asset classes,

▪

alternative asset classes and

▪

derivatives

selected using the advisor's proprietary "Diversified Risk Parity" strategy.

Traditional asset classes include: (1) common and preferred stocks of US and foreign issuers of any capitalization or currency; (2) fixed income securities of US and foreign issuers of any maturity, currency or credit quality including high yield or junk bonds; and (3) exchange traded-notes ("ETNs"), exchange-traded funds ("ETFs"), open-end investment companies (mutual funds) and closed-end funds that primarily invest in stocks and fixed income securities ("Traditional Underlying Funds"). Traditional Underlying Funds are purchased without restriction as to issuer capitalization, country, credit quality (including securities rated below BBB- by Standard and Poor's Ratings Group or equivalently by another rating agency, which are commonly known as "junk bonds") or currency.

Alternative asset classes include: (1) limited partnerships, (2) limited liability companies, (3) master limited partnerships ("MLPs"), and (4) ETNs, ETFs, mutual funds and closed-end funds (collectively "Alternative Underlying Funds") that each primarily invest in (i) commodities, (ii) currencies, (iii) real estate, (iv) financial indices, or (iv) MLPs that employ specialized strategies such as merger arbitrage, fixed income arbitrage, market neutral or global macro trend-following. Alternative Underlying Funds are purchased without restriction as to issuer capitalization, country, credit quality or currency.

Derivatives used by the Fund include: exchange-traded or over-the-counter (1) options, (2) futures contracts, (3) forward contracts and (4) swaps on (i) commodities, (ii) financial indices and instruments, (iii) foreign currencies, or (iv) equity indices. The Fund uses options, forwards and futures as substitutes for securities, to generate capital gains and/or to hedge portfolio risk. The Fund uses swaps to generate returns substantially similar to the price changes in commodities, financial indices, instruments, foreign currencies or equity indices to which they are linked. The Fund does not invest more than 25% of its assets in swap contracts with any one counterparty.

Diversified Risk Parity Strategy

The Fund seeks to achieve superior risk adjusted returns by employing investment strategies designed to produce returns that are similar to those found within a global hedge fund strategy. In part, the Diversified Risk Parity Strategy ("DRP" or the "Strategy") seeks to produce returns that are similar to those of the HFRI Fund of Hedge Funds Index ("Index"). Maintained by the Hedge Fund Research Group, the Index is designed to be generally representative of U.S. dollar denominated hedge fund of funds with assets of at least  $50 million. However, the Fund is not an index fund.

Within that framework DRP seeks risk factor neutrality within three major risk factors. These are: economic growth, inflation and volatility of returns. In an effort to move the Fund towards neutrality, the advisor feels it is important to shift the risk exposure of DRP away from areas where general hedge fund allocations create large exposures to certain economic factors. This risk can then be re-allocated into those environments where the Fund lacks material exposure. The advisor believes that an investment in the Fund can make a material improvement in the overall return characteristics of an investment portfolio while also providing daily liquidity to the investor. By constructing a diversified portfolio of investments in sectors that are not highly correlated to each other or the equity market in general, the advisor believes the Fund can achieve capital appreciation with lower volatility than broad equity markets.

The advisor actively manages investments for the Fund using risk management strategies which employ both fundamental and technical analysis. The advisor buys investments that it believes are undervalued and sells them when it believes they have reached their target price or more attractive investments are available. The advisor takes short positions that it believes are overvalued and covers (buys back) these positions when it believes they have reached their target price. The advisor also buys and sells securities to maintain allocations as dictated by the Strategy and to manage risk. The advisor may engage in frequent buying and selling of portfolio securities and derivatives to achieve the Fund's investment objectives.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund's net asset value and performance.

The following risks apply to the Fund's direct investment in securities and derivatives as well as the Fund's indirect risks through investing in Underlying Funds.

Alternative Underlying Funds Risk. These funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, your cost of investing in the Fund will be higher than the cost of investing directly in Alternative Underlying Funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each Alternative Underlying Fund is subject to specific risks, depending on its investments, which may include leverage risk, default risk and derivative risk.

Commodity Risk. Investing in the commodities markets may subject the Fund to greater volatility than investments in traditional securities. Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

Credit Risk. There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes. These risks are more pronounce for securities with lower credit quality such as junk bonds.

Derivatives Risk. The Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities including leverage risk, tracking risk and counterparty default risk. Purchased options may expire worthless and written options expose the fund to potentially significant liability.

Emerging Market Risk. In addition to the risks generally associated with investing in securities of foreign companies, countries with emerging markets also may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

Fixed Income Risk. Typically, a rise in interest rates causes a decline in the value of fixed income securities. The value of fixed income securities typically falls when an issuer's credit quality declines and may even become worthless if an issuer defaults.

Foreign Currency Risk. Foreign securities denominated in non-US dollar currencies will subject the Fund to currency trading risks that include market risk and country risk. Market risk results from adverse changes in exchange rates. Country risk arises because a government may interfere with transactions in its currency.

Foreign Investment Risk. Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, political instability and differing auditing and legal standards.

Issuer-Specific Risk. The value of a specific security can be more volatile than the market as a whole and may perform worse than the market as a whole.

Limited History of Operations. The Fund is a new mutual fund and has a limited history of operation. In addition, the advisor has not previously managed a mutual fund.

Management Risk. The advisor's reliance on its Strategy and its judgments about the potential appreciation of a particular security or derivative in which the Fund invests may prove to be incorrect.

Market Risk. Overall financial market risk may affect the value of individual instruments in which the Fund invests. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

Real Estate Risk. Real estate values rise and fall in response to a variety of factors, including local, regional and national economic conditions, interest rates and tax considerations. A real estate investment trust's ("REIT") performance depends on the types and locations of the rental properties it owns and on how well it manages those properties.

Short Position Risk. The Fund will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which the Fund purchases an offsetting position. The Fund's losses are potentially unlimited in a short position transaction.

Small and Medium Capitalization Stock Risk. Stocks of small and medium capitalization companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Traditional Underlying Funds Risk. These funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, your cost of investing in the Fund will be higher than the cost of investing directly in Traditional Underlying Funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each Traditional Underlying Fund is subject to specific risks, depending on its investments.

Turnover Risk. A higher portfolio turnover will result in higher transactional and brokerage costs.

Who Should Invest in the Fund? The advisor believes the Fund is appropriate for any investor who seeks more diversification than is available from a traditional long-only stock/bond allocation fund.
Performance:

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.riskparadigmgroup.com or by calling 1- (855) - DRP -5155.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Apr 8, 2011
Registrant Name	dei_EntityRegistrantName	Northern Lights Fund Trust
Central Index Key	dei_EntityCentralIndexKey	0001314414
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 8, 2011
Document Effective Date	dei_DocumentEffectiveDate	Apr 8, 2011
Prospectus Date	rr_ProspectusDate	Apr 8, 2011
Diversified Risk Parity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks capital appreciation with lower volatility than broad equity markets.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least  $ 25,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 17 of the Fund's Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-07-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $ 25,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund's advisor seeks to achieve the Fund's investment objective by investing, long or short, across a broad array of

▪

traditional asset classes,

▪

alternative asset classes and

▪

derivatives

selected using the advisor's proprietary "Diversified Risk Parity" strategy.

Traditional asset classes include: (1) common and preferred stocks of US and foreign issuers of any capitalization or currency; (2) fixed income securities of US and foreign issuers of any maturity, currency or credit quality including high yield or junk bonds; and (3) exchange traded-notes ("ETNs"), exchange-traded funds ("ETFs"), open-end investment companies (mutual funds) and closed-end funds that primarily invest in stocks and fixed income securities ("Traditional Underlying Funds"). Traditional Underlying Funds are purchased without restriction as to issuer capitalization, country, credit quality (including securities rated below BBB- by Standard and Poor's Ratings Group or equivalently by another rating agency, which are commonly known as "junk bonds") or currency.

Alternative asset classes include: (1) limited partnerships, (2) limited liability companies, (3) master limited partnerships ("MLPs"), and (4) ETNs, ETFs, mutual funds and closed-end funds (collectively "Alternative Underlying Funds") that each primarily invest in (i) commodities, (ii) currencies, (iii) real estate, (iv) financial indices, or (iv) MLPs that employ specialized strategies such as merger arbitrage, fixed income arbitrage, market neutral or global macro trend-following. Alternative Underlying Funds are purchased without restriction as to issuer capitalization, country, credit quality or currency.

Derivatives used by the Fund include: exchange-traded or over-the-counter (1) options, (2) futures contracts, (3) forward contracts and (4) swaps on (i) commodities, (ii) financial indices and instruments, (iii) foreign currencies, or (iv) equity indices. The Fund uses options, forwards and futures as substitutes for securities, to generate capital gains and/or to hedge portfolio risk. The Fund uses swaps to generate returns substantially similar to the price changes in commodities, financial indices, instruments, foreign currencies or equity indices to which they are linked. The Fund does not invest more than 25% of its assets in swap contracts with any one counterparty.

Diversified Risk Parity Strategy

The Fund seeks to achieve superior risk adjusted returns by employing investment strategies designed to produce returns that are similar to those found within a global hedge fund strategy. In part, the Diversified Risk Parity Strategy ("DRP" or the "Strategy") seeks to produce returns that are similar to those of the HFRI Fund of Hedge Funds Index ("Index"). Maintained by the Hedge Fund Research Group, the Index is designed to be generally representative of U.S. dollar denominated hedge fund of funds with assets of at least  $50 million. However, the Fund is not an index fund.

Within that framework DRP seeks risk factor neutrality within three major risk factors. These are: economic growth, inflation and volatility of returns. In an effort to move the Fund towards neutrality, the advisor feels it is important to shift the risk exposure of DRP away from areas where general hedge fund allocations create large exposures to certain economic factors. This risk can then be re-allocated into those environments where the Fund lacks material exposure. The advisor believes that an investment in the Fund can make a material improvement in the overall return characteristics of an investment portfolio while also providing daily liquidity to the investor. By constructing a diversified portfolio of investments in sectors that are not highly correlated to each other or the equity market in general, the advisor believes the Fund can achieve capital appreciation with lower volatility than broad equity markets.

The advisor actively manages investments for the Fund using risk management strategies which employ both fundamental and technical analysis. The advisor buys investments that it believes are undervalued and sells them when it believes they have reached their target price or more attractive investments are available. The advisor takes short positions that it believes are overvalued and covers (buys back) these positions when it believes they have reached their target price. The advisor also buys and sells securities to maintain allocations as dictated by the Strategy and to manage risk. The advisor may engage in frequent buying and selling of portfolio securities and derivatives to achieve the Fund's investment objectives.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund's net asset value and performance.

The following risks apply to the Fund's direct investment in securities and derivatives as well as the Fund's indirect risks through investing in Underlying Funds.

Alternative Underlying Funds Risk. These funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, your cost of investing in the Fund will be higher than the cost of investing directly in Alternative Underlying Funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each Alternative Underlying Fund is subject to specific risks, depending on its investments, which may include leverage risk, default risk and derivative risk.

Commodity Risk. Investing in the commodities markets may subject the Fund to greater volatility than investments in traditional securities. Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

Credit Risk. There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes. These risks are more pronounce for securities with lower credit quality such as junk bonds.

Derivatives Risk. The Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities including leverage risk, tracking risk and counterparty default risk. Purchased options may expire worthless and written options expose the fund to potentially significant liability.

Emerging Market Risk. In addition to the risks generally associated with investing in securities of foreign companies, countries with emerging markets also may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

Fixed Income Risk. Typically, a rise in interest rates causes a decline in the value of fixed income securities. The value of fixed income securities typically falls when an issuer's credit quality declines and may even become worthless if an issuer defaults.

Foreign Currency Risk. Foreign securities denominated in non-US dollar currencies will subject the Fund to currency trading risks that include market risk and country risk. Market risk results from adverse changes in exchange rates. Country risk arises because a government may interfere with transactions in its currency.

Foreign Investment Risk. Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, political instability and differing auditing and legal standards.

Issuer-Specific Risk. The value of a specific security can be more volatile than the market as a whole and may perform worse than the market as a whole.

Limited History of Operations. The Fund is a new mutual fund and has a limited history of operation. In addition, the advisor has not previously managed a mutual fund.

Management Risk. The advisor's reliance on its Strategy and its judgments about the potential appreciation of a particular security or derivative in which the Fund invests may prove to be incorrect.

Market Risk. Overall financial market risk may affect the value of individual instruments in which the Fund invests. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

Real Estate Risk. Real estate values rise and fall in response to a variety of factors, including local, regional and national economic conditions, interest rates and tax considerations. A real estate investment trust's ("REIT") performance depends on the types and locations of the rental properties it owns and on how well it manages those properties.

Short Position Risk. The Fund will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which the Fund purchases an offsetting position. The Fund's losses are potentially unlimited in a short position transaction.

Small and Medium Capitalization Stock Risk. Stocks of small and medium capitalization companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Traditional Underlying Funds Risk. These funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, your cost of investing in the Fund will be higher than the cost of investing directly in Traditional Underlying Funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each Traditional Underlying Fund is subject to specific risks, depending on its investments.

Turnover Risk. A higher portfolio turnover will result in higher transactional and brokerage costs.

Risk Closing [Text Block]	rr_RiskClosingTextBlock	Who Should Invest in the Fund? The advisor believes the Fund is appropriate for any investor who seeks more diversification than is available from a traditional long-only stock/bond allocation fund.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.riskparadigmgroup.com or by calling 1- (855) - DRP -5155.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1- (855) - DRP -5155
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.riskparadigmgroup.com
Diversified Risk Parity Fund | A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a% of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a% of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.71%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.20%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.76%
Fee Waiver and Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.36%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	rr_NetExpensesOverAssets	2.40%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	804
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,350
Diversified Risk Parity Fund | C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a% of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a% of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.71%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.20%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.51%
Fee Waiver and Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.36%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	rr_NetExpensesOverAssets	3.15%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	318
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,044
Diversified Risk Parity Fund | I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a% of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a% of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.71%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.20%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.51%
Fee Waiver and Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.36%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	rr_NetExpensesOverAssets	2.15%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	218
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	747

[1]	Based on estimated amounts for the current fiscal year.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[3]	The Fund's advisor has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least July 31, 2012, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) will not exceed 2.20% , 2.95% and 1.95% of the daily average net assets attributable to each of the Class A, Class C and Class I shares, respectively. Waivers and expense payments may be recouped by the advisor from the Fund, to the extent that overall expenses fall below the foregoing expense limits, within three years of when the amounts were waived or recouped. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the advisor.